Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 05, 2017
Document Effective Date	Apr. 05, 2017
Prospectus Date	Apr. 05, 2017
Victory Trivalent International Fund - Core Equity | Class A
Prospectus:
Trading Symbol	MAICX
Victory Trivalent International Fund - Core Equity | Class C
Prospectus:
Trading Symbol	MICCX
Victory Trivalent International Fund - Core Equity | Class I
Prospectus:
Trading Symbol	MICIX
Victory Trivalent International Fund - Core Equity | Class Y
Prospectus:
Trading Symbol	MICYX
Victory Trivalent International Fund - Core Equity | Class R6
Prospectus:
Trading Symbol	MAIRX